Deposits (Deposit Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Noninterest-bearing demand	$ 455,000	$ 397,251
Interest checking and money market	1,133,765	1,038,760
Savings	444,976	406,896
Time certificates of $100,000 or more	103,980	105,751
Other time certificates	93,570	122,916
Total	$ 2,231,291	$ 2,071,574